STAFF COSTS - Number of Shares in TORM plc (Details) - equityInstrument	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
STAFF COSTS
Exercisable (in shares)	0	0	0
Long term incentive plan, ordinary plan
STAFF COSTS
Outstanding as of 1 January (in shares)	4,417,700	2,424,000	2,372,900
Granted during the period (in shares)	1,506,400	3,136,600	1,393,000
Exercised during the period (in shares)	(1,345,400)	(1,137,600)	(1,078,000)
Expired/forfeited during the period (in shares)	(122,100)	(5,300)	(263,900)
Outstanding as of 31 December (in shares)	4,456,600	4,417,700	2,424,000
RSU additional retention program
STAFF COSTS
Granted during the period (in shares)	36,259